Shareholder Report, Average Annual Return (Details) ITGF_MassMutual High Yield Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A - with maximum sales charge
Average Annual Return, Percent	2.59%	4.95%	5.04%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A - without sales charge
Average Annual Return, Percent	7.14%	5.86%	5.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Average Annual Return, Percent	7.41%	5.55%	6.17%